Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid insurance premiums		$ 70	$ 70
Security deposit		21	21
Other		13	34
Prepaid expenses and other current assets	$ 85	$ 104	$ 125